VAN WAGONER FUNDS, INC.

                    Supplement dated September 9, 2005 to the
                     Prospectus dated April 30, 2005 and the
            Statement of Additional Information dated April 30, 2005
            as previously supplemented May 19, 2005 and July 18, 2005

  This supplement provides additional information beyond that contained in the
              Prospectus and Statement of Additional Information.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE SUB-HEADING "LEGAL PROCEEDINGS" FOUND ON PAGE 15 OF THE PROSPECTUS AND PAGE 25 OF THE STATEMENT OF ADDITIONAL INFORMATION.


         The class action lawsuits were settled effective July 27, 2005 in accordance with the terms set forth in the Prospectus.




























          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE